Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 26,523,390	$ 14,630,140	$ 9,050,371
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,064,570	376,666	84,909
Loss (income) from equity in affiliates	(687,225)	(78,015)	135,892
Gain from disposal of investment in affiliates	(369,472)
Investment income on investment securities	(2,640,136)	376,574	(929,575)
Impairment loss for a held-to-maturity investment	507,429	130,740
Gain from deconsolidation of subsidiaries		(102,089)
Share-based compensation	2,520,565	498,756
Changes in operating assets and liabilities:
Accounts receivable	(3,130,506)	(398,224)	740,859
Other receivables	(3,368,182)	(200,280)	2,052,189
Other current assets	5,641	(490,244)	(151,621)
Short term investments - trading securities	(357,687)	849,979	(1,475,986)
Amounts due from related party	2,473,291	(1,445,500)	2,380,604
Accrued payroll and welfare expenses	9,998,192	1,312,938	941,186
Income tax payable	8,903,337	1,119,832	2,040,012
Other tax payable	3,895,991	572,975	925,254
Deferred revenue	5,586,885	2,496,260	1,117,425
Uncertain tax position	41,192	90,080	111,000
Other current liabilities	(1,546,625)	1,383,927	330,628
Deferred revenue from related parties	10,707,422	5,261,345	380,297
Deferred taxes	(5,426,928)	(1,942,465)	(427,043)
Net cash provided by operating activities	55,701,144	24,443,395	17,306,401
Cash flows from investing activities:
Purchases of property and equipment	(1,920,250)	(1,283,537)	(452,218)
Purchase of held-to-maturity investments	(37,778,696)	(15,596,021)	(2,420,775)
Collection of held-to-maturity investments	36,673,936	3,756,322	1,905,931
Purchase of entrusted investments		(2,188,668)	(3,481,845)
Collection of entrusted investments	3,340,763	2,873,281	80,760
Purchase of other long term investments	(1,516,607)
Collection of other long term investments	1,160,751
Purchases of available-for-sale investments	(6,833,701)	(7,046,016)
Proceeds from available-for-sale investments	8,683,813	5,408,429
Payment for investment in affiliates	(5,288,284)	(1,011,603)	(1,304,156)
Proceeds from partial disposal of subsidiaries		1,950
Proceeds from disposal of investment in affiliates	1,093,384
Customer borrowing		(25,684,284)	(19,557,926)
Collection of customer borrowing	549,856	35,067,886	10,092,389
Cash balance from acquisition of subsidiaries	7,122,252
Prepayment for long term investment		(212,453)
Advanced prepayment for acquisition	(14,612,634)
Cash balance of deconsolidated subsidiary		(132,244)
Net cash used in investing activities	(9,325,417)	(6,046,958)	(15,137,840)
Cash flows from financing activities:
Capital contribution from non-controlling interest shareholder		236,118	625,112
Proceeds from issuance of convertible redeemable preferred shares		7,786,519	1,500,000
Borrowing from third parties			2,471,250
Repayment of borrowing from third parties			(2,471,250)
Dividend paid to non-controlling interest holder	(171,272)	(41,633)
Proceeds from IPO	49,950,000
Payment of IPO expenses	(7,323,411)	(269,962)
Advanced payment received from SINA for new shares issuance	5,280,000
Collection of subscription receivable		50,000
Net cash provided by financing activities	47,735,317	7,761,042	2,125,112
Effect of exchange rate changes	(3,163,478)	56,412	90,074
Net increase in cash and cash equivalents	90,947,566	26,213,891	4,383,747
Cash and cash equivalents-beginning of the year	31,557,233	5,343,342	959,595
Cash and cash equivalents-end of the year	122,504,799	31,557,233	5,343,342
Supplemental disclosure of cash flow information:
Cash paid for income taxes	6,067,527	5,979,216	2,035,074
Cash paid for interest expenses		14,961	$ 15,602
Non-cash investing and financing activities:
Partial disposal of a subsidiary included in other receivables		183,036
Change in fair value of available-for-sale investments		(9,013)
Deferred tax effect on change in fair value of available-for-sale investment not yet sold		2,257
Acquisition of Scepter through share settlement	(56,375,839)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	38,294,634
Unpaid cash dividend to E-House	$ 1,154,983
Series B convertible redeemable preferred shares
Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares		$ 29,008,115